Authorizations payable (Details 2) - T I M Celular S A [Member]	12 Months Ended
Dec. 31, 2022
Amapa Roraima Para Amazonasand Maranhao [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR92 (PA), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	-
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Riode Janeiroand Espirito Santo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	ES, Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR21 (RJ), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Acre Rondonia Mato Grosso Mato Grossodo Sul Tocantins Distrito Federal Goias Rio Grandedo Sulexceptthemunicipalityof Pelotasandregionandthemunicipalitiesof Londrinaand Tamaranain Parana [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR61 (DF), Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	South – Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031*
Additional frequencies 1,800 MHz	Countryside, Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Paranaexceptthemunicipalitiesof Londrinaand Tamarana [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	November 2028 (800MHz); December 2032 (900 and 1800MHz)*
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	AR41, except Curitiba and the Metropolitan Region, Feb 2024*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Santa Catarina [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Rio Grandedo Sul [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Pernambuco [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR81, July 2031
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Ceara [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Paraiba [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Rio Grandedo Norte [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Alagoas [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Dec 2023*
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Piaui [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Minas Geraisexceptthemunicipalitiesofthe P G Osector 3for 3 Gtheradiofrequenciesandother [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
Additional frequencies 1,800 MHz	Apr 2023
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
2,500 MHz (P Band (4G)	Part of AR31, Feb 2030*
700 MHz (4G)	Dec 2029
2.3 GHz (5G)	Dec 2041
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Bahiaand Sergipe [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – November 2028 1800 MHz – December 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2023
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031